DWS VARIABLE SERIES II

                              SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                                           OF THE LISTED PORTFOLIOS

                                            ----------------------

                                            DWS Mid Cap Growth VIP
                                           DWS Small Cap Growth VIP

The following information revises "The Portfolio Manager" section of the prospectuses for the portfolios:

The following people handle the day-to-day management of the portfolios.

Robert S. Janis                                                    Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and                 Managing Director of Deutsche Asset Management and Portfolio
Lead Portfolio Manager of the portfolios.                          Manager of the portfolios.
 o Joined Deutsche Asset Management and the portfolios in 2004.     o Joined Deutsche Asset Management in 2001 and the
 o Previously served as portfolio manager for 10 years at Credit      portfolios in 2006.
   Suisse Asset Management (or at its predecessor, Warburg          o Senior analyst at Merrill Lynch Investment Managers for
   Pincus Asset Management).                                          the international equity portion of a global balanced
 o Over 20 years of investment industry experience.                   portfolio (1996-2001).
 o BA, University of Pennsylvania; MBA, University of               o Director, International Research at PCM International
   Pennsylvania, Wharton School.                                      (1989-1996).
                                                                    o Associate manager, structured debt and equity group at
                                                                      Prudential Capital Corporation (1988-1989).
                                                                    o Analyst at Prudential-Bache Capital Funding in London
                                                                      (1987-1988).
                                                                    o Equity analyst in the health care sector at Prudential
                                                                      Equity Management Associates (1985-1987).
                                                                    o BS, Carlson School of Management, University of Minnesota.










               Please Retain This Supplement for Future Reference


December 21, 2006
VS2-MCG_SCG


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